Stockholders' Deficit	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Equity [Abstract]
Stockholders' Deficit
12.	Capital Stock Activity

●	The Company had and 78,685,171 and 61,796,680 shares of its $0.001 par value common stock issued and outstanding as of March 31, 2021 and June 30, 2020 respectively.

●	During the three months ended March 31, 2021 the Company issued 9,543,308 shares in regards to debt and interest being converted into stock valued at $843,818 Also during these three months the Company issued 225,000 shares for services valued at $43,600. Further during these nine months the Company accounted in additional paid in capital the warrants issued for services valued at $81,243 and loss on fair value of shares upon conversion amounting to $1,507,218.

During the nine months ended March 31, 2021 the Company issued 16,049,577 shares in regards to debt and interest being converted into stock valued at $1,467,274 also during these nine months the Company issued 836,630 shares for services valued at $131,017. Further during these nine months the Company accounted in additional paid in capital the warrants issued for services valued at $146,954 and loss on fair value of shares upon conversion amounting to $1,865,685.

13.	Stockholders’ Deficit	●	On October 16, 2013, the Nightfood, Inc. became a wholly-owned subsidiary of Nightfood Holdings, Inc. Accordingly, the stockholders’ equity has been revised to reflect the share exchange on a retroactive basis.

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The Company is authorized to issue Two Hundred Million (200,000,000) shares of $0.001 par value per share Common Stock. Holders of Common Stock are each entitled to cast one vote for each Share held of record on all matters presented to shareholders. Cumulative voting is not allowed; hence, the holders of a majority of the outstanding Common Stock can elect all directors. Holders of Common Stock are entitled to receive such dividends as may be declared by the Board of Directors out of funds legally available therefore and, in the event of liquidation, to share pro-rata in any distribution of the Company’s assets after payment of liabilities. The Board of Directors is not obligated to declare a dividend and it is not anticipated that dividends will be paid unless and until the Company is profitable. Holders of Common Stock do not have pre-emptive rights to subscribe to additional shares if issued by the Company. There are no conversion, redemption, sinking fund or similar provisions regarding the Common Stock. All of the outstanding Shares of Common Stock are fully paid and non-assessable and all of the Shares of Common Stock offered thereby will be, upon issuance, fully paid and non-assessable. Holders of Shares of Common Stock will have full rights to vote on all matters brought before shareholders for their approval, subject to preferential rights of holders of any series of Preferred Stock. Holders of the Common Stock will be entitled to receive dividends, if and as declared by the Board of Directors, out of funds legally available, and share pro-rata in any distributions to holders of Common Stock upon liquidation. The holders of Common Stock will have no conversion, pre-emptive or other subscription rights. Upon any liquidation, dissolution or winding-up of the Company, assets, after the payment of debts and liabilities and any liquidation preferences of, and unpaid dividends on, any class of preferred stock then outstanding, will be distributed pro-rata to the holders of the common stock. The holders of the common stock have no right to require the Company to redeem or purchase their shares. Holders of shares of common stock do not have cumulative voting rights, which means that the holders of more than 50% of the outstanding shares, voting for the election of directors, can elect all of the directors to be elected, if they so choose, and, in that event, the holders of the remaining shares will not be able to elect any of our directors.

The Company had 61,796,680 and 53,773,856 shares of its $0.001 par value common stock issued and outstanding as of June 30, 2020 and 2019 respectively.

During the year ended June 30, 2020:

●	The Company issued 1,385,990 shares of common stock for services with a fair value of $308,768

●	and issued 580,666 shares of common stock in consideration of interest payments with a fair value of $88,762

●	and issued 6,056,168 shares of common stock as consideration for convertible debt with a fair value of $961,000.

During the year ended June 30, 2019:

●	the Company sold 84,389 shares of common stock for cash proceeds of $50,000,

●	and issued 483,808 shares of common stock for services with a fair value of $345,656,

●	and issued 281,957 shares of common stock for payment of certain accounts payable liabilities with a fair value of $63,850,

●	and issued 400,000 shares of common stock for the exercise of warrants valued at $120,000,

●	and issued 667,959 shares of common stock in consideration of interest payments with a fair value of $95,805,

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and issued 9,247,414 shares of common stock as consideration for convertible debt with a fair value of $1,327,953.

During the years ended June 30, 2020 and 2019, the Company recorded a Loss on fair value of shares issued upon notes conversion of $977,000 and $2,736,601, respectively.

Preferred Stock

On July 9th 2018 the Company was authorized to issue One Million (1,000,000) shares of $0.001 par value per share Preferred Stock. Of the 1,000,000 shares 10,000 shares are designated as Series A preferred Stock Holders of Common Stock are each entitled to cast 100,000 votes for each Share held of record on all matters presented to shareholders.

In addition to his ownership of the common stock, Mr. Folkson owns 1,000 shares of our Series A Preferred Stock (“A Stock”) which votes with the common stock and has an aggregate of 100,000,000 votes.

Dividends

●	The Company has never declared dividends.

Warrants

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The following is a summary of the Company’s outstanding common stock purchase warrants. A portion of the 500,000 warrants shown below at an exercise price of $.15 have not yet vested. These warrants were issued as compensation for a four-year advisory agreement. 150,000 warrants vested on July 24, 2018, another 150,000 on July 24, 2019, another would vest 150,000 on July 24, 2020, and the remaining 50,000 on July 24, 2021, should advisor complete the term of his engagement.

The aggregate intrinsic value of the warrants as of June 30, 2020 is $28,025. The aggregate intrinsic value of the warrants as of June 30, 2019 was $318,450.

	Outstanding at	Issued /		Outstanding
Exercise Price	June 30, 2018	(exercised) in 2019	Expired	June 30, 2019
$0.15	500,000		-	500,000
$0.20	105,000		-	105,000
$0.30	500,000	(400,000)	-	100,000
$0.40	-	150,000	-	150,000
$0.75	300,000	-	-	300,000
	1,405,000	(250,000)	-	1,155,000

	Outstanding at	Issued /		Outstanding
Exercise Price	June 30, 2019	(exercised) in 2020	Expired	June 30, 2020
$0.15	500,000		-	500,000
$0.20	105,000		-	105,000
$0.30	100,000		-	100,000
$0.40	150,000		-	150,000
$0.75	300,000	-	-	300,000
	1,155,000		-	1,155,000

Options

●	The Company has never issued options.